Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Total	$ 8,640,447	$ 8,752,481
Less: accumulated amortization	(757,597)	(594,565)
Intangible assets, net	7,882,850	8,157,916
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total	8,618,121	8,731,398
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total	13,540	13,718
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 8,786	$ 7,365